Income Taxes Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Current:
Federal			$ 244		$ 59		$ 462
State			42		21		73
Deferred:
Federal			212		152		(26)
State			49		14		18
Income tax expense	$ 96	$ 56	$ 547	[1]	$ 246	[2]	$ 527	[3]

[1]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[2]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[3]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.